Offerings	Oct. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share (PIPE Shares)
Amount Registered | shares	51,621,560
Maximum Aggregate Offering Price	$ 104,791,766.80
Fee Rate	0.0087%
Amount of Registration Fee	$ 9,116.88
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Class A common stock registered hereby also includes an indeterminable number of additional shares of Class A common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. The maximum aggregate offering price has been estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, using an average of the high and low prices of the Class A common stock as reported on October 12, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share (Warrant Shares)
Amount Registered | shares	51,621,560
Maximum Aggregate Offering Price	$ 104,791,766.80
Fee Rate	0.0087%
Amount of Registration Fee	$ 9,116.88
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Class A common stock registered hereby also includes an indeterminable number of additional shares of Class A common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. The maximum aggregate offering price has been estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, using an average of the high and low prices of the Class A common stock as reported on October 12, 2026.